American Fidelity Assurance Company and American Fidelity Separate Account A (File No. 811-01764) hereby incorporate by reference the annual report for the underlying fund below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the Act).
Filer/Entity:
Vanguard Variable Insurance Funds
Fund/Portfolio Name: Total Stock Market
Index Portfolio with underlying Equity Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-24-029275
Date of Filing:
02/29/2024

This annual report is for the period ended December 31, 2023 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Courtney Keeling at (405) 416-8967.